Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (573)	£ (107)
Income statement (charge)/credit	(35)	(115)
Transfers/reclassifications	0	(39)
Credited/(charged) to other comprehensive income	578	(312)
Ending balance	(30)	(573)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(123)	(65)
Income statement (charge)/credit	150	(58)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	27	(123)
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(508)	(27)
Income statement (charge)/credit	(49)	(67)
Transfers/reclassifications	0	5
Credited/(charged) to other comprehensive income	267	(419)
Ending balance	(290)	(508)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(7)	(100)
Income statement (charge)/credit	0	0
Transfers/reclassifications	3	(16)
Credited/(charged) to other comprehensive income	309	109
Ending balance	305	(7)
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(12)	(10)
Income statement (charge)/credit	0	(1)
Transfers/reclassifications	(1)	1
Credited/(charged) to other comprehensive income	11	(2)
Ending balance	(2)	(12)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	8	15
Income statement (charge)/credit	(7)	(7)
Transfers/reclassifications	(1)	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	0	8
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	68	39
Income statement (charge)/credit	(33)	39
Transfers/reclassifications	0	(10)
Credited/(charged) to other comprehensive income	0	0
Ending balance	35	68
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1	41
Income statement (charge)/credit	(96)	(21)
Transfers/reclassifications	(1)	(19)
Credited/(charged) to other comprehensive income	(9)	0
Ending balance	£ (105)	£ 1